Share-based compensation - Restricted stocks unit (Details)	1 Months Ended						4 Months Ended	12 Months Ended
	Oct. 31, 2025 shares	Nov. 30, 2021 shares	Nov. 30, 2019 CNY (¥) shares	Nov. 30, 2019 USD ($) shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 USD ($) shares	Nov. 30, 2019 shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share-based compensation
Expiration term								10 years
Minimum
Share-based compensation
Vesting term								3 years
Maximum
Share-based compensation
Vesting term								4 years
Restricted stock units
Share-based compensation
Expiration term														10 years
Vesting term								3 years
Incremental compensation expenses			¥ 360,592	$ 52,281	¥ 360,592	$ 52,281
Unrecognized compensation expense	1,683,606							1,683,606
Number of Restricted Shares
Outstanding opening balance (in shares)								13,375,270
Granted (in shares)		26,657,998						3,847,044	7,210,000	180,000	35,230,698	35,230,698	35,230,698	35,230,698
Vested (in shares)								(7,486,266)
Forfeited (in shares)								(63,256)
Cancelled (in shares)	(1,683,606)							(1,683,606)
Outstanding ending balance (in shares)								7,989,186	13,375,270
Weighted-Average Grant-Date Fair Value
Outstanding opening balance (in dollars per share) | ¥ / shares								¥ 4.94
Granted (in dollars per share) | ¥ / shares								11.2
Vested (in dollars per share) | ¥ / shares								5.97
Forfeited (in dollars per share) | ¥ / shares								4.97
Cancelled (in dollars per share) | ¥ / shares								6.78
Outstanding ending balance (in dollars per share) | ¥ / shares								¥ 6.6	¥ 4.94
Restricted stock units | Minimum
Share-based compensation
Vesting term														2 years
Restricted stock units | Maximum
Share-based compensation
Vesting term														4 years
Restricted stock units | Certain senior managements
Share-based compensation
Stock options cancelled (in shares)			1,750,000	1,750,000	1,750,000	1,750,000
Number of Restricted Shares
Granted (in shares)							1,750,000